Non-operating income	12 Months Ended
Dec. 31, 2020
Other Income, Nonoperating [Abstract]
Non-operating income

Non-operating income consisted of the following:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019	2018
Foreign exchange gain	839	1,761	1,664
Financial income	8	74	85
Interest income	16	-	-
Other	264	83	432
Total non-operating income from continuing operations	1,127	1,918	2,181

Non-operating income – Other includes total income of CHF 204,547 (USD 218,047) from Nice & Green corresponding to the agreed incentive fee included in the Nice & Green Facility (see Note 25).